Reconciliation of Financial Statements to Form 5500 - Reconciliation of Net Assets Available for Benefit (Details) - EBP Represented Employee - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Net assets available for benefits as reported in the financial statements	$ 2,395,779,283	$ 2,090,606,757
Delinquent notes receivable in financial statements recorded as deemed distributions in the Form 5500	(4,681,624)	(4,568,950)
Net assets available for benefits as reported in the Form 5500	$ 2,391,097,659	$ 2,086,037,807